CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDARIES - Effects of Changes in Company's Ownership Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Abstract]
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 637,463	$ 417,203	$ 294,656
Transfers from noncontrolling interests:
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 2,846,595,000 common shares of MCP	401
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	227,134
Changes from net income attributable to Melco Crown Entertainment Limited shareholders and transfers from noncontrolling interests	$ 864,998